Income Taxes (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Income Taxes

8.	INCOME TAXES

For the period ended December 31, 2017, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

For the period ended
December 31, 2017
Tax jurisdictions from:
- Local	$(1,376,149)
- Foreign, representing
Labuan	(3,300)
Hong Kong	(2,590)
Malaysia	(594,801)

Income/(Loss) before income tax	$(1,976,840)

The provision for income taxes consisted of the following:

For the period ended
December 31, 2017
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax provision	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Hong Kong, and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Delaware and is subject to the tax laws of the United States of America. As of December 31, 2017, the operations in the United States of America incurred$ 1,376,149 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2037, if unutilized. The Company has provided for a full valuation allowance of $481,652 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Labuan

Under the current laws of the Labuan, US VR Global Inc is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit or a fixed rate of RM 20,000.

Hong Kong

VR Global Limited is subjected to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income.

Malaysia

Hero Central Dot Com Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income rate range from 18% to 24% on its assessable income.